Long-Term Borrowings - Summary of Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 16, 2025
Disclosure of detailed information about borrowings [line items]
Rate			5.00%
Less: current portion	$ (832,233)	$ (332,974)
Total long-term borrowings	$ 2,810	$ 800,913
Unsecured Bank Loans
Disclosure of detailed information about borrowings [line items]
Currency	TWD	TWD
Rate	2.72%
Maturity year	January 2027	January 2027
Unsecured bank loans	$ 7,206	$ 13,112
Unsecured Bank Loans | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Rate		2.595%
Unsecured Bank Loans | Top of Range
Disclosure of detailed information about borrowings [line items]
Rate		2.72%
Secured Bank Loans
Disclosure of detailed information about borrowings [line items]
Currency	TWD	TWD
Rate	2.72%
Maturity year	January 2027	January 2027
Secured bank loans	$ 28,823	$ 52,451
Secured Bank Loans | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Rate		2.595%
Secured Bank Loans | Top of Range
Disclosure of detailed information about borrowings [line items]
Rate		2.72%
Other Secured Loans
Disclosure of detailed information about borrowings [line items]
Currency	TWD	TWD
Rate	6.50%	6.50%
Maturity year	September 2026	September 2026
Other secured loans	$ 799,014	$ 1,068,324